Thrivent Mid Cap Value ETF Performance Management - Thrivent Mid Cap Value ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The Fund adopted the performance of Thrivent Mid Cap Value Fund (the “Predecessor Mutual Fund”), a series of Thrivent Mutual Funds, as the result of a reorganization of the Predecessor Mutual Fund into the Fund that was effective after market close on November 14, 2025 (the “Reorganization”). The Adviser to the Fund also served as the investment adviser to the Predecessor Mutual Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the Fund’s and Predecessor Mutual Fund’s performance from year to year (represented by the performance of the Predecessor Mutual Fund’s Class S shares). The table shows how the Fund and Predecessor Mutual Fund’s average annual returns (represented by the average annual returns of the Predecessor Mutual Fund’s Class S shares) for the indicated periods compared with those of an appropriate broad-based securities market index and more narrowly based indices. The bar chart and table include the effects of the Fund and Predecessor Mutual Fund’s expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed. The Fund compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Fund may invest. The Russell 3000 Index measures the performance of 3,000 large-, mid-, and small-cap U.S. equities, representing approximately 98% of the U.S. equity market. The Fund also compares its performance to the Russell Midcap® Value Index and S&P MidCap 400® Value Index, which more closely reflect the market segments in which the Fund principally invests. The Russell Midcap Value Index is an unmanaged market capitalization-weighted index of medium-capitalization value-oriented stocks in the Russell Midcap Index. The S&P MidCap 400 Value Index measures the performance of the value stocks in the S&P MidCap 400.The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at thriventETFs.com/individual or by calling 800-847-4836.
Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The Fund adopted the performance of Thrivent Mid Cap Value Fund (the “Predecessor Mutual Fund”), a series of Thrivent Mutual Funds, as the result of a reorganization of the Predecessor Mutual Fund into the Fund that was effective after market close on November 14, 2025 (the “Reorganization”). The Adviser to the Fund also served as the investment adviser to the Predecessor Mutual Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the Fund’s and Predecessor Mutual Fund’s performance from year to year (represented by the performance of the Predecessor Mutual Fund’s Class S shares). The table shows how the Fund and Predecessor Mutual Fund’s average annual returns (represented by the average annual returns of the Predecessor Mutual Fund’s Class S shares) for the indicated periods compared with those of an appropriate broad-based securities market index and more narrowly based indices.
Performance Additional Market Index [Text]	The Fund also compares its performance to the Russell Midcap® Value Index and S&P MidCap 400® Value Index, which more closely reflect the market segments in which the Fund principally invests. The Russell Midcap Value Index is an unmanaged market capitalization-weighted index of medium-capitalization value-oriented stocks in the Russell Midcap Index. The S&P MidCap 400 Value Index measures the performance of the value stocks in the S&P MidCap 400.
Bar Chart [Heading]	Year-by-Year Total Return Class S Shares
Bar Chart Closing [Text Block]	Best Quarter:Q1 2021+18.40%Worst Quarter:Q2 2022(10.62)%
Performance Table Heading	Average Annual Total Returns (Periods Ending December 31, 2025)
Performance Table Does Reflect Sales Loads	The bar chart and table include the effects of the Fund and Predecessor Mutual Fund’s expenses and assume that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.
Performance Availability Website Address [Text]	thriventETFs.com/individual
Performance Availability Phone [Text]	800-847-4836
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Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.40%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.62%)
Lowest Quarterly Return, Date	Jun. 30, 2022